INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 100,865
Additions	5,881
Dispositions	(6,551)
Fair value changes	2,413
Foreign currency translation and other	(2,444)
Fair value, end of period2	106,952
Right-of-use assets	4,100
Total
Disclosure of detailed information about investment property [line items]
Investment properties	$ 6,788